Fair Value measurements and Risk management	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2022
Fair Value measurements and Risk management

9.Financial Instruments and Fair Value Disclosures

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The ability and willingness of each of the Company’s counterparties to perform their obligations under a contract depend upon a number of factors that are beyond the Company’s control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and by receiving payments of hire in advance. The Company, generally, does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

For the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2022	2021
A	20%	—
B	14%	—
C	12%	—
D	11%	32%
E	—	35%
F	—	26%

The maximum aggregate amount of loss due to credit risk that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant time charter parties, amounted to $215 and to $811 as of December 31, 2022 and 2021, respectively.

Fair value of assets, liabilities and equity instruments classified in stockholders’ equity: The carrying values of financial assets and liabilities reflected in the accompanying consolidated balance sheets, approximate their respective fair values due to the short-term nature of these financial instruments.

On November 29, 2021, DSI contributed to OceanPal three vessels having a fair value of $46,040 determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age at the specific dates (Notes 3 (c) and 4). Also, on the same date, the Company distributed 10,000 Series C Preferred Stock to DSI which has been recorded at a fair value of $7,570 determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of the Spin-Off (Note 3(c) and 6(e)).

On April 15, 2022, the Company's Board of Directors approved the award and grant of 1,982 shares of Series C Preferred Stock to executive management and non-executive directors, pursuant to the Company's amended and restated plan, for a fair value of $1,590, determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of the transaction (Note 6(f)).

On September 20, 2022, the Company acquired M/V Baltimore from DSI. The non-cash consideration part of the total purchase price paid in the form of 25,000 Series D Preferred Stock as of the vessel acquisition date has been recorded at a fair value of $17,600 determined through Level 2 inputs of the fair value hierarchy  based on valuation obtained by an independent third party for the purposes of the transaction (Note 3(c) and 6(h)).

The fair values of the above instruments as of the measurement dates were based on the present values of the future cash outflows derived from dividends payable under each equity instrument, assuming the instruments are held in perpetuity since conversion under fixed or variable conversion price at any time would reasonably result in lower returns for a market participant taking into consideration the Company’s market price, outstanding common stock and instruments issuable upon conversion at the measurement dates. The Company applied a discount factor of 12.7%, and a risk free rate of 1% for the valuation of all instruments discussed above.

OceanPal Inc. Predecessors [Member]
Fair Value measurements and Risk management

7.Fair Value measurements and Risk management

The carrying values of cash, accounts receivable, due from related parties and accounts payable approximate their fair value due to the short-term nature of these financial instruments. Financial instruments, which potentially subject OceanPal Predecessors to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The ability and willingness of each of the OceanPal Inc. Predecessors’ counterparties to perform their obligations under a contract depend upon a number of factors that are beyond the OceanPal Inc. Predecessors’ control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The credit risk with accounts receivable is limited by performing ongoing credit evaluations of the customers’ financial condition and by receiving payments of hire in advance. Generally, no collateral is required for accounts receivable whereas OceanPal Inc. Predecessors do not have any agreements to mitigate credit risk.

During the period from January 1, 2021, to November 29, 2021 and during 2020 and 2019, charterers that individually accounted for 10% or more of the OceanPal Inc. Predecessors time charter revenues were as follows:

	From January 1,
	2021 to
Charterer	November 29, 2021	2020	2019
C Transport Maritime LTD	38%
Vitera Chartering	29%
Reachy International	28%
Cargill International S.A.		34%	33%
Phaethon International Co AG.		34%
Uniper Global Commodities, Dusseldorf GE		22%
Crystal Sea Shipping Co., Limited		10%	12%
Hadson Shipping Lines Inc.			30%
Glencore Agriculture BV			22%